Deferred Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation

Deferred compensation consists of the following:

	December 31, 2012	December 31, 2011
Deferred wages	$112,979	$140,833
Deferred directors’ fees	45,000	—
Accrued taxes on deferred wages	8,688	25,632

Total deferred compensation	$166,667	$166,465